INCOME TAXES (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income (loss) on ordinary activities before tax	$ (1,230)	$ (1,535)
Statutory U.S. income tax rate	21.00%	21.00%
Income tax at statutory income tax rate	$ 258	$ 322
Losses recognized	(282)	(322)
Income tax benefit (expense)	$ (24)